SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Management evaluated subsequent events for the Plan through the date the financial statements were issued. No material events have occurred since December 31, 2025 that required recognition or disclosure in these financial statements.